SCHEDULE OF FAIR VALUE OF THE AWARDS AND DSL AWARDS GRANTED IS ESTIMATED AT THE GRANT DATE USING DISCOUNTED (Details) (Parenthetical)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Percentage of equity value	100.00%